Operating Revenue	12 Months Ended
Dec. 31, 2018
Operating Revenue
Operating Revenue

14. Operating Revenue

Operating revenue from significant customers (constituting more than 10% of total revenue) for the years ended December 31, were as follows:

Charterer	2018	2017	2016
CMA CGM	35%	34%	29%
HMM Korea	24%	31%	32%
YML	16%	14%	12%
Hanjin	0%	0%	10%